CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed Advisors Funds, Inc. (1933 Act File No. 2-21867; 1940 Act File No. 811-2552) ("Registrant") hereby certifies (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 125 ("Amendment No. 125") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) that Amendment No. 125 was filed electronically.


                         WADDELL & REED ADVISORS FUNDS, INC.


Dated: July 7, 2000      By:  /s/Kristen A. Richards
                              ----------------------
                              Kristen A. Richards
                              Vice President, Secretary and
                                Associate General Counsel